Submission	Jul. 09, 2025
Submission [Line Items]
Central Index Key	0001730168
Registrant Name	Broadcom Inc.
Registration File Number	333-280715
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES